Revenue and Expenses - Revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Revenues from rendering of services	€ 35,480	€ 34,832	€ 34,479
Lease revenues	79	71	76
Sale of goods	5,756	5,749	5,438
Total	€ 41,315	€ 40,652	€ 39,993